SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period	$ (27,311)	$ (7,106)
Unrealized other comprehensive (loss) gain	(22,462)	(19,616)
Income tax expense (recovery) impact	51	(2,025)
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	34,718	878
Income tax expense (recovery) impact	(137)	558
Other comprehensive income (loss) for the year	12,170	(20,205)	(35,496)
Accumulated other comprehensive (loss) income, end of period	(15,141)	(27,311)	(7,106)
Cumulative Translation Adjustment
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, end of period	(16,206)	(16,206)	(16,206)
Available-for-sale Securities and Other Investments
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period	(7,680)	16,350
Unrealized other comprehensive (loss) gain	(22,553)	(27,029)
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	34,198	2,999
Other comprehensive income (loss) for the year	11,645	(24,030)
Accumulated other comprehensive (loss) income, end of period	3,965	(7,680)
Derivative Financial Instruments
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period	72	(2,913)
Unrealized other comprehensive (loss) gain	(284)	6,882
Income tax expense (recovery) impact	150	(1,885)
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	(117)	(2,738)
Income tax expense (recovery) impact	31	721
Other comprehensive income (loss) for the year	(220)	2,985
Accumulated other comprehensive (loss) income, end of period	(148)	72
Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period	(3,497)	(4,337)
Unrealized other comprehensive (loss) gain	375	531
Income tax expense (recovery) impact	(99)	(140)
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income (Loss)	637	617
Income tax expense (recovery) impact	(168)	(163)
Other comprehensive income (loss) for the year	745	840
Accumulated other comprehensive (loss) income, end of period	$ (2,752)	$ (3,497)